36. Financial instruments and risk management (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financial Instruments And Risk Management Details 7Abstract
Net result from USD vs. CDI transactions	R$ 58,508